Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Text Block Supplement [Abstract]
Schedule of changes in the carrying amount of goodwill
Changes in the carrying amount of the Company’s goodwill during the nine months ended September 30, 2024 were as follows:

U.S. $ in thousands
Goodwill as of January 1, 2024	$100,051
Foreign currency translation adjustments	35
Goodwill as of September 30, 2024	$100,086

Schedule of other intangible assets
Other intangible assets consisted of the following:

	September 30, 2024			December 31, 2023
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	U.S. $ in thousands
Developed technology	$403,515	$(314,179)	$89,336	$403,180	$(300,780)	$102,400
Patents	21,587	(11,455)	10,132	19,396	(10,246)	9,150
Trademarks and trade names	22,281	(17,492)	4,789	22,286	(15,936)	6,350
Customer relationships	103,015	(95,389)	7,626	102,520	(92,639)	9,881
Capitalized software development costs	3,236	(3,236)	—	4,367	(4,367)	—
	$553,634	$(441,751)	$111,883	$551,749	$(423,968)	$127,781

Schedule of estimated amortization expense relating to intangible assets
As of September 30, 2024, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated amortization expenses
(U.S. $ in thousands)
Remaining 3 months of 2024	$5,680
2025	21,525
2026	21,436
2027	20,502
2028	16,361
2029 and thereafter	26,379
Total	$111,883